RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2021
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS
10.	RELATED PARTY BALANCES AND TRANSACTIONS

All transactions with related parties have occurred in the normal course of operations and on terms and conditions that are similar to those of transactions with unrelated parties and are measured at the amount of consideration paid or received. A summary of the Company’s related party transactions with corporations having similar directors and officers, being Goldspot Discoveries Inc. and Mexican Gold Mining Corp., is as follows:

	Year ended December 31,
	2021	2020
	$	$
Amounts paid to Goldspot Discoveries Inc. (i) for administration, exploration and evaluation	(1,356,384)	(147,690)
Amounts paid to Mexican Gold Mining Corp. (ii) for legal fees	—	(127,234)
Options exercised by members of key management	666,875	5,753,625
(i)	Goldspot Discoveries Inc. is a related entity having the following common director and officer to the Company: Denis Laviolette, Director and President.
(ii)	Mexican Gold Mining Corp. is a related entity having the following common director and officer to the Company: John Anderson, Director, Michael Kanevsky, Chief Financial Officer.

As at December 31, 2021, $225,619 is included in accounts payable and accrued liabilities for amounts owed to Goldspot Discoveries Inc. (December 31, 2020 - $Nil owed to related corporations).

There are no ongoing contractual commitments resulting from these transactions with related parties.

10.	RELATED PARTY BALANCES AND TRANSACTIONS (continued)

Key management personnel compensation

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company as a whole. The Company has determined that key management personnel consist of executive and non-executive members of the Company’s Board of Directors and corporate officers.

				Year ended
	Salaries and	Share-based		December 31,
	Consulting	compensation	Bonus	2021
	$	$	$	$
Executive Chairman	300,000	1,291,220	100,000	1,691,220
Chief Executive Officer	300,000	1,291,220	100,000	1,691,220
President	210,000	1,291,220	70,000	1,571,220
Chief Financial Officer	72,000	—	—	72,000
Chief Operating Officer	195,000	544,192	65,000	804,192
Non-executive directors	80,129	1,546,426	—	1,626,555
Total	1,157,129	5,964,278	335,000	7,456,407

				Year ended
	Salaries and	Share-based		December 31,
	Consulting	compensation	Bonus	2020
	$	$	$	$
Executive Chairman	269,070	15,233,481	75,000	15,577,551
Chief Executive Officer	250,000	4,722,549	325,000	5,297,549
President	195,000	1,281,825	75,000	1,551,825
Chief Financial Officer	72,900	—	—	72,900
Chief Operating Officer	157,083	291,310	33,000	481,393
Non-executive directors	20,000	886,614	—	906,614
Total	964,053	22,415,779	508,000	23,887,832

As at December 31, 2021 and 2020, there were no amounts payable to key management personnel in respect of key management compensation.

Under the terms of their management agreements, certain officers of the Company are entitled to 18 months of base pay in the event of their agreements being terminated without cause.